Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pacific Gas And Electric Company [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	(3.10%)	(3.90%)	1.10%
Effect of regulatory treatment of fixed asset differences	(4.20%)	(4.10%)	(4.40%)
Tax credits	(0.40%)	(0.60%)	(0.50%)
Benefit of loss carryback	(1.10%)	(0.70%)	(1.90%)
Non deductible penalties	0.80%	0.60%	6.50%
Other, net	(2.20%)	(3.80%)	(1.50%)
Effective tax rate	24.80%	22.50%	34.30%
Utility [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	(2.20%)	(3.00%)	1.60%
Effect of regulatory treatment of fixed asset differences	(3.80%)	(3.90%)	(4.20%)
Tax credits	(0.40%)	(0.60%)	(0.50%)
Benefit of loss carryback	(1.00%)	(0.40%)	(2.10%)
Non deductible penalties	0.70%	0.50%	6.30%
Other, net	(0.90%)	(0.80%)	0.10%
Effective tax rate	27.40%	26.80%	36.20%